Investments	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments
Investments.
At February 28, 2013, the Company’s investment securities were classified as follows:

	Amortized	Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value
Available-for-sale:
Equity securities	$0.2	$0.1	$—	$0.3
Time deposit	15.9	0.1	—	16.0
Greek bonds	1.1	3.8	—	4.9
Total available-for-sale investments	$17.2	$4.0	$—	$21.2

	Amortized	Realized		Fair
	Cost	Gains	Losses	Value
Trading:
Equity securities	$0.8	$0.1	$—	$0.9
Total trading investments	$0.8	$0.1	$—	$0.9
At May 31, 2012, the Company’s investment securities were classified as follows:

	Amortized	Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value
Available-for-sale:
Equity securities	$0.4	$—	$(0.2)	$0.2
Time deposit	9.5	—	—	9.5
Greek bonds	6.3	—	—	6.3
Total available-for-sale investments	$16.2	$—	$(0.2)	$16.0

	Amortized	Realized		Fair
	Cost	Gains	Losses	Value
Trading:
Equity securities	$0.4	$—	$—	$0.4
Total trading investments	$0.4	$—	$—	$0.4

The Company recorded proceeds on the sales/maturities of investments of $5.5 million for the three and nine months ended February 28, 2013 and $8.3 million and $42.0 million for the three and nine months ended February 29, 2012, respectively. The Company purchased investments of $6.4 million during the nine months ended February 28, 2013 and $0.1 million and $0.3 million for the three and nine months ended February 29, 2012, with no purchases during the three months ended February 28, 2013.
The Company holds Greek bonds which are designated as available-for-sale securities. The bonds have maturities ranging from 1 to 30 years. As of February 28, 2013, the face value of the bonds was $11.2 million. The Company recorded realized losses of $2.8 million and $19.3 million on the Greek bonds related to other-than-temporary impairment for the three and nine months ended February 29, 2012, respectively, which is included in other (income) expense. There was no other-than-temporary impairment for the three and nine months ended February 28, 2013 as fair value was higher than cost.

Investments.
At May 31, 2012, the Company’s investment securities were classified as follows:

		Unrealized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale:
Equity securities	$0.4	$—	$(0.2)	$0.2
Time deposit	9.5	—	—	9.5
Greek bonds	6.3	—	—	6.3
Total available-for-sale investments	$16.2	$—	$(0.2)	$16.0

		Realized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Trading:
Equity securities	$0.4	$—	$—	$0.4
Total trading investments	$0.4	$—	$—	$0.4

At May 31, 2011, the Company’s investment securities were classified as follows:

		Unrealized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale:
Equity securities	$0.5	$0.1	$(0.2)	$0.4
Money market funds	9.5	—	—	9.5
Time deposit	33.1	—	—	33.1
Greek bonds	35.6	—	(4.5)	31.1
Other investments	0.3	—	—	0.3
Total available-for-sale investments	$79.0	$0.1	$(4.7)	$74.4

		Realized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Trading:
Equity securities	$0.1	$—	$—	$0.1
Total trading investments	$0.1	$—	$—	$0.1

The Company recorded proceeds on the sales/maturities of investments of $42.1 million, $59.3 million and $24.9 million for the years ended May 31, 2012, 2011 and 2010, respectively. The Company recorded realized gains of $2.0 million, $4.9 million and $4.3 million for the years ended May 31, 2012, 2011 and 2010, respectively, which was included in other (income) expense.
The Company received $45.5 million face value zero coupon bonds in December 2010 from the Greek government as payment for an outstanding accounts receivable balance from calendar years 2007-2009 related to certain government sponsored institutions in a non-cash transaction. Upon receipt, the bonds had a fair value of $33.8 million, with maturity dates of one to three years. The bonds are designated as available-for-sale securities. The Company recorded realized losses of $20.1 million on the Greek bonds related to other-than-temporary impairment for the year ended May 31, 2012, which is included in other (income) expense with no other-than-temporary impairment recorded for the year ended May 31, 2011. The one year bonds matured in December 2011 and the Company received the full par value of approximately $8.4 million. On March 9, 2012 the Greek government finalized the private sector involvement in the Greek debt restructuring. All holders of Greek government bonds were required to exchange the existing bonds to new bonds. The new bonds have maturities ranging from 1 to 30 years. At May 31, 2012 the face value of the bonds was $15.7 million.
The Company reviews impairments to investment securities quarterly to determine if the impairment is “temporary” or “other-than-temporary.” The Company reviews several factors to determine whether losses are other-than-temporary, including but not limited to (1) the length of time each security was in an unrealized loss position, (2) the extent to which fair value was less than cost, (3) the financial condition and near-term prospects of the issuer, and (4) the Company’s intent and ability to hold each security for a period of time sufficient to allow for any anticipated recovery in fair value.
The Company offered a new deferred compensation plan as of January 1, 2011. The investments held by the Company mirror the investment selections of the participants. The investments are held in various equity securities and are considered trading with the realized gain and realized loss being recorded through other (income) expense.
Investment income on available-for-sale securities (included in other (income) expense) consists of the following:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Interest income	$0.4	$0.6	$0.3
Dividend income	0.2	0.1	0.1
Net realized gains	2.0	2.6	4.3
Total investment income	$2.6	$3.3	$4.7